Pioneer AMT-Free Municipal Fund
Schedule of Investments  |  March 31, 2022

A: PBMFX	C: MNBCX	Y: PBYMX

Schedule of Investments  |  3/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.9%
	Municipal Bonds — 98.9% of Net Assets(a)
	Arizona — 0.0%†
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	$ 141,653
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,116
	Total Arizona	$150,769
	California — 6.9%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, 10/1/31 (NATL Insured)	$ 7,622,700
16,695,000(c)(d)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	10,963,606
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,961,435
6,400,000	California Educational Facilities Authority, Stanford University, Series U6, 5.00%, 5/1/45	8,208,896
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	3,825,188
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, 4.00%, 11/1/34	7,353,360
5,000,000(b)(e)	Coast Community College District, Election 2012, Series D, 5.00%, 8/1/31	5,729,500
6,000,000(b)	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.00%, 6/1/47	6,040,440
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,894,450
2,180,000(e)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,709,348
5,000,000(e)	San Diego Unified School District, Series R2, 7/1/40	5,043,350
3,500,000	San Francisco City & County Airport Comm-San Francisco International Airport, Series B, 5.00%, 5/1/47	3,907,470
7,000,000(e)	State of California, 3.00%, 10/1/49	6,634,530
5,000,000	University of California, Series AV, 5.00%, 5/15/35	5,639,950
10,000,000	University of California, Series BE, 4.00%, 5/15/47	10,626,200
7,130,000	University of California, Series Q, 4.00%, 5/15/41	7,711,808
	Total California	$98,872,231
1Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Colorado — 2.0%
6,265,000	Board of Water Commissioners City & County of Denver, Series B, 4.00%, 9/15/34	$ 7,042,549
7,040,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	6,183,303
5,000,000	Metro Wastewater Reclamation District, Series A, 2.50%, 4/1/45	4,201,150
5,000,000	University of Colorado, Series A-2, 4.00%, 6/1/38	5,395,850
5,000,000	University of Colorado, Series A-2, 4.00%, 6/1/39	5,389,950
	Total Colorado	$28,212,802
	Connecticut — 0.7%
3,000,000(e)	Metropolitan District, 3.00%, 3/1/29	$ 3,038,940
2,000,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	2,051,820
5,985,000(e)	State of Connecticut, Series B, 2.00%, 6/1/36	4,983,111
	Total Connecticut	$10,073,871
	District of Columbia — 1.3%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 10,087,600
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	8,288,280
	Total District of Columbia	$18,375,880
	Florida — 9.8%
2,935,000	Broward County FL Water & Sewer Utility Revenue, Series A, 3.00%, 10/1/41	$ 2,888,069
5,000,000	Central Florida Expressway Authority, Senior Lien, 2.125%, 7/1/36 (AGM Insured)	4,228,950
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.00%, 7/1/38	2,259,880
1,000,000	Central Florida Expressway Authority, Senior Lien, 5.00%, 7/1/39	1,128,880
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.00%, 11/15/46	2,908,168
6,145,000	County of Hillsborough FL, 3.00%, 8/1/41	6,047,233
5,375,000	County of Hillsborough FL Utility Revenue, 3.00%, 8/1/36	5,459,925
4,500,000	County of Hillsborough FL Utility Revenue, 3.00%, 8/1/37	4,569,390
3,500,000	County of Hillsborough FL Utility Revenue, Series A, 2.00%, 8/1/40	2,794,190
2,360,000(e)	County of Miami-Dade FL, Series A, 4.00%, 7/1/38	2,558,028
2,455,000(e)	County of Miami-Dade FL, Series A, 4.00%, 7/1/39	2,657,243
Pioneer AMT-Free Municipal Fund |  | 3/31/222

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
10,000,000	County of Miami-Dade FL Water & Sewer System Revenue, Series B, 3.00%, 10/1/49	$ 9,635,400
18,500,000	County of Miami-Dade FL Water & Sewer System Revenue, Series B, 4.00%, 10/1/49	19,415,935
2,500,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/32	2,517,525
4,645,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/34	4,665,531
20,000,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	17,491,000
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.00%, 10/1/34	7,458,622
3,595,000(e)	State of Florida, Series A, 2.00%, 7/1/33	3,165,182
10,000,000	State of Florida, Department of Transportation Turnpike System Revenue, Series A, 4.00%, 7/1/39	10,789,500
16,500,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 3.00%, 7/1/49	14,934,645
4,645,000(e)	State of Florida, Department Transportation Right of Way, Series A, 3.25%, 7/1/37	4,757,502
7,660,000(e)	State of Florida, Department Transportation Right of Way, Series A, 4.00%, 7/1/39	8,287,737
	Total Florida	$140,618,535
	Georgia — 3.6%
12,000,000	Brookhaven Development Authority, 4.00%, 7/1/49	$ 12,810,480
1,500,000	Brookhaven Development Authority, Series A, 3.00%, 7/1/46	1,455,540
4,800,000	Brookhaven Development Authority, Series A, 4.00%, 7/1/44	5,079,936
2,040,000(e)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,097,467
2,870,000(e)	County of Fulton, Library Bond, 3.50%, 7/1/39	2,978,601
4,790,000(e)	County of Fulton, Library Bond, 4.00%, 7/1/40	5,150,495
10,000,000	County of Fulton GA Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	8,054,500
4,000,000	Forsyth County Water & Sewerage Authority, 3.00%, 4/1/44	4,020,080
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	2,105,180
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.50%, 7/1/38	5,071,700
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.00%, 10/1/43	2,872,705
	Total Georgia	$51,696,684
3Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Illinois — 2.0%
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.00%, 3/1/38	$ 1,055,500
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.00%, 3/1/30	1,664,160
5,000,000(b)	Illinois Finance Authority, Centegra Health System, Series A, 5.00%, 9/1/42	5,355,750
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/36	1,615,335
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/37	2,341,018
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/47	3,153,120
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/33	9,574,194
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/36	1,118,170
3,140,000(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	3,499,812
	Total Illinois	$29,377,059
	Indiana — 0.2%
3,000,000	Indiana University, Series A, 4.00%, 6/1/42	$ 3,143,220
	Total Indiana	$3,143,220
	Louisiana — 0.1%
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.00%, 6/1/24	$ 402,532
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.00%, 6/1/24 (AGM Insured)	503,165
	Total Louisiana	$905,697
	Maine — 0.4%
1,000,000	Maine Turnpike Authority, 3.00%, 7/1/40	$ 979,280
1,250,000	Maine Turnpike Authority, 4.00%, 7/1/45	1,325,338
2,745,000	University of Maine, 5.00%, 3/1/25 (AGM Insured)	2,977,309
	Total Maine	$5,281,927
	Maryland — 2.7%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.00%, 12/1/16	$ 537,750
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.00%, 12/1/16	239,000
3,000,000	State of Maryland Department of Transportation, 5.00%, 10/1/35	3,588,870
Pioneer AMT-Free Municipal Fund |  | 3/31/224

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Maryland — (continued)
3,745,000	University System of Maryland, Series A, 4.00%, 4/1/41	$ 4,131,372
5,175,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/35 (CNTY GTD Insured)	5,258,007
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/37 (CNTY GTD Insured)	5,256,975
6,165,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/45 (CNTY GTD Insured)	6,176,713
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	6,003,720
3,880,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.00%, 6/1/43 (CNTY GTD Insured)	4,003,927
3,735,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.00%, 6/1/44 (CNTY GTD Insured)	3,852,690
	Total Maryland	$39,049,024
	Massachusetts — 18.3%
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/37	$ 3,753,345
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	3,747,665
1,475,000(e)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,504,043
1,520,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,557,134
1,565,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,602,513
1,055,000(e)	City of Beverly, 3.125%, 10/15/39	1,069,422
5,075,000(e)	City of Cambridge, Municipal Purpose Loan, 3.00%, 2/15/35	5,141,787
1,860,000(e)	City of Revere MA, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	1,546,199
2,000,000(e)	City of Revere MA, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	1,665,680
4,875,000(e)	City of Somerville MA, 2.125%, 10/15/40	4,238,959
4,980,000(e)	City of Somerville MA, 2.125%, 10/15/41	4,285,190
5,000,000(e)	City of Waltham MA, 2.50%, 10/15/50	4,329,950
5Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Massachusetts — (continued)
15,000,000(e)	Commonwealth of Massachusetts, Series C, 2.75%, 3/1/50	$ 12,602,250
5,000,000(e)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	4,453,800
1,300,000(e)	Concord & Carlisle Regional School District, 3.00%, 3/15/29	1,309,685
1,300,000(e)	Concord & Carlisle Regional School District, 3.00%, 3/15/31	1,308,710
1,300,000(e)	Concord & Carlisle Regional School District, 3.00%, 3/15/33	1,307,488
7,345,000(e)	Dennis-Yarmouth Regional School District, 2.375%, 10/1/51	5,667,990
2,750,000	Massachusetts Bay Transportation Authority, 5.00%, 7/1/34	3,282,345
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,149,836
5,000,000(c)	Massachusetts Department of Transportation, Capital Appreciation, Series A, 1/1/28 (NATL Insured)	4,335,300
3,000,000(g)	Massachusetts Development Finance Agency, Series A-1, 5.00%, 7/1/50	3,517,620
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.00%, 10/1/35	1,657,710
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.00%, 10/1/48	4,158,680
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.00%, 4/1/41	13,613,832
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	2,267,160
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.00%, 7/15/36	5,346,850
25,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	32,582,917
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,423,300
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	4,100,000
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	400,240
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	500,085
Pioneer AMT-Free Municipal Fund |  | 3/31/226

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.00%, 10/1/35	$ 2,019,080
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.00%, 3/1/39	475,839
8,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/35	8,726,880
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	5,431,850
2,700,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series 1, 4.00%, 7/1/45	2,810,727
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	136,676
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	918,514
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	986,020
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,156,906
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,385,290
4,200,000	Massachusetts Development Finance Agency, Williams College, Series P, 5.00%, 7/1/43	4,354,686
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/38	952,927
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/43	1,137,560
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/48	565,735
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.00%, 9/1/49	2,508,925
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.00%, 9/1/50	1,264,025
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	21,855,669
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T2, 4.125%, 10/1/37	2,014,220
7Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Massachusetts — (continued)
1,000,000(b)	Massachusetts Port Authority, Series B, 5.00%, 7/1/32	$ 1,009,420
1,000,000(b)	Massachusetts Port Authority, Series B, 5.00%, 7/1/33	1,009,420
1,000,000	Massachusetts Port Authority, Series C, 5.00%, 7/1/33	1,062,470
2,000,000	Massachusetts School Building Authority, Series A, 3.00%, 8/15/38	1,924,560
2,500,000	Massachusetts School Building Authority, Series A, 4.00%, 8/15/40	2,704,800
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,220,536
4,000,000(e)	Town of Hingham MA, 2.00%, 2/15/40	3,212,640
1,000,000(e)	Town of Hingham MA, 3.00%, 2/15/36	1,016,830
1,600,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,635,520
1,150,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,174,909
1,635,000(e)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,678,687
1,305,000(e)	Town of Nantucket, 2.00%, 12/15/27	1,231,189
5,000,000(e)	Town of Natick, Municipal Purpose Loan, 4.00%, 7/15/37	5,376,400
1,955,000(e)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,892,166
2,000,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.00%, 5/1/31	2,049,280
1,535,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,577,243
1,265,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/35	1,288,466
3,500,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/44	3,586,905
4,160,000(e)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	4,219,405
1,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.00%, 6/1/41	1,047,120
4,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.00%, 6/1/45	4,178,520
2,370,000(e)	Town of Weymouth, 2.00%, 8/15/41	1,911,215
2,500,000(b)	University of Massachusetts Building Authority, Series 1, 5.00%, 11/1/39	2,559,500
	Total Massachusetts	$263,696,415
Pioneer AMT-Free Municipal Fund |  | 3/31/228

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — 0.6%
10,000,000	Michigan State Building Authority, Series I, 3.00%, 10/15/45	$ 9,197,200
	Total Michigan	$9,197,200
	Minnesota — 1.6%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	$ 5,337,800
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.00%, 11/15/29	3,560,400
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.00%, 11/15/36	6,925,415
1,800,000(e)	State of Minnesota, Series B, 2.00%, 8/1/34	1,579,698
3,000,000(e)	State of Minnesota, Series B, 3.00%, 10/1/36	3,051,780
1,000,000	University of Minnesota, Series B, 4.00%, 1/1/29	1,035,790
860,000	University of Minnesota, Series B, 4.00%, 1/1/30	893,282
	Total Minnesota	$22,384,165
	Missouri — 0.6%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.00%, 11/15/35	$ 2,729,100
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	4,123,160
2,000,000(b)	Missouri Development Finance Board, City of Independence-Annual Appropriation Sewer System, Series C, 5.25%, 11/1/42	2,091,880
	Total Missouri	$8,944,140
	Nebraska — 0.2%
2,000,000(b)	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.00%, 7/1/35	$ 2,085,060
	Total Nebraska	$2,085,060
	Nevada — 0.3%
3,500,000(e)	Las Vegas Valley Water District, Series A, 4.00%, 6/1/43	$ 3,773,315
	Total Nevada	$3,773,315
	New Hampshire — 0.4%
2,000,000(e)	City of Manchester NH, Series A, 2.00%, 6/15/33	$ 1,744,440
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	4,158,360
	Total New Hampshire	$5,902,800
9Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	New York — 8.0%
1,745,000(e)	Massapequa Union Free School District, 2.00%, 10/1/32 (ST AID WITHHLDG Insured)	$ 1,657,907
1,785,000(e)	Massapequa Union Free School District, 2.00%, 10/1/33 (ST AID WITHHLDG Insured)	1,681,756
5,000,000	New York City Housing Development Corp., Series C, 2.75%, 2/1/51	4,091,450
12,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/34	12,991,200
40,000,000(c)	New York Counties Tobacco Trust, Series F, 6/1/60	2,642,000
10,000,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/42	9,423,900
5,000,000	New York State Dormitory Authority, Series A, 4.00%, 3/15/35	5,293,950
1,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/35	1,083,750
6,885,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	9,221,562
10,000,000	New York State Dormitory Authority, Columbia University, Series A2, 5.00%, 10/1/46	12,999,800
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,640,852
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.00%, 7/1/36	4,827,240
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	4,204,590
1,872,493	New York State Housing Finance Agency, Series A, 1.65%, 5/15/39 (FNMA Insured)	1,634,162
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	979,200
10,000,000	New York State Thruway Authority, Series 1, 4.00%, 3/15/47	10,553,000
5,000,000	New York State Thruway Authority, Series A, 4.00%, 3/15/38	5,404,300
10,000,000	New York State Urban Development Corp., Series Series E, 4.00%, 3/15/41	10,542,900
5,000,000	New York State Urban Development Corp., Group 3, Series A, 3.00%, 3/15/49	4,487,800
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,640,370
4,935,000(e)	Port Chester-Rye Union Free School District, 2.00%, 6/1/36 (ST AID WITHHLDG Insured)	4,295,375
	Total New York	$115,297,064
Pioneer AMT-Free Municipal Fund |  | 3/31/2210

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	North Carolina — 2.2%
3,000,000	City of Charlotte NC Storm Water Revenue, 4.00%, 12/1/43	$ 3,119,670
3,250,000	City of Charlotte NC Water & Sewer System Revenue, 2.25%, 7/1/50	2,582,125
5,000,000	City of Fayetteville NC Public Works Commission Revenue, 4.00%, 3/1/44	5,347,050
10,000,000	North Carolina Turnpike Authority, Series A, 4.00%, 1/1/35	10,914,800
9,615,000(e)	State of North Carolina, Series A, 3.00%, 6/1/35	9,782,878
	Total North Carolina	$31,746,523
	Oklahoma — 0.1%
720,000	McGee Creek Authority, 6.00%, 1/1/23 (NATL Insured)	$ 743,681
	Total Oklahoma	$743,681
	Oregon — 3.1%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.00%, 6/15/29	$ 1,786,806
5,000,000(e)	Clackamas County School District No 7J Lake Oswego, 4.00%, 6/1/43 (SCH BD GTY Insured)	5,338,250
3,000,000(b)(e)	Deschutes & Jefferson Counties School District No. 2J Redmond,, 3.00%, 6/15/32 (SCH BD GTY Insured)	3,076,290
15,000,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	14,010,150
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,603,980
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,550,100
1,715,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,282,528
2,000,000	Oregon Health & Science University, Series A, 5.00%, 7/1/42	2,225,200
1,500,000	Oregon Health & Science University, Series B, 5.00%, 7/1/28	1,670,445
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	4,485,800
7,030,000(e)	State of Oregon, Series J, 5.00%, 8/1/42	7,908,399
	Total Oregon	$44,937,948
	Pennsylvania — 7.1%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 917,606
11Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$ 190,405
10,000,000(e)	Commonwealth of Pennsylvania, 4.00%, 5/1/32	11,135,400
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.00%, 6/1/42	4,116,908
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	4,071,797
5,385,000	Pennsylvania Higher Educational Facilities Authority, 3.00%, 8/15/47	4,860,232
605,000	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, 4.00%, 12/1/44	632,963
2,500,000	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, 4.00%, 12/1/48	2,604,200
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	5,129,572
1,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.35%, 10/1/45	1,000,000
2,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.40%, 10/1/49	2,001,160
14,890,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	13,387,748
5,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	5,338,450
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.00%, 12/1/42	2,249,860
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.00%, 12/1/47	5,591,150
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/35	2,684,350
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/36	4,022,700
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/37	2,680,550
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, Series A, 5.00%, 7/1/42	2,651,650
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	3,147,090
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/39	4,170,250
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/44	5,735,355
Pioneer AMT-Free Municipal Fund |  | 3/31/2212

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/45	$ 1,362,312
4,955,000	Swarthmore Borough Authority, Swarthmore College, Series B, 4.00%, 9/15/42	5,385,441
6,000,000	Swarthmore Borough Authority, Swarthmore College, Series B, 4.00%, 9/15/49	6,459,600
	Total Pennsylvania	$101,526,749
	Puerto Rico — 0.2%
133,346(c)(e)	Commonwealth of Puerto Rico, Series A, 7/1/24	$ 121,345
333,599(c)(e)	Commonwealth of Puerto Rico, Series A, 7/1/33	192,236
259,226(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/33	250,801
233,010(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/35	224,855
199,984(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/37	191,485
271,901(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/41	257,626
282,774(e)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/46	265,285
289,517(e)	Commonwealth of Puerto Rico, Series A-1, 5.25%, 7/1/23	295,307
288,706(e)	Commonwealth of Puerto Rico, Series A-1, 5.375%, 7/1/25	304,146
286,091(e)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/27	312,554
281,449(e)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/29	312,943
273,369(e)	Commonwealth of Puerto Rico, Series A-1, 5.75%, 7/1/31	310,687
	Total Puerto Rico	$3,039,270
	Rhode Island — 0.9%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.00%, 9/1/37	$ 5,522,262
3,750,000(g)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2019-XM072, 9/1/47 (144A)	4,686,000
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,156,000
	Total Rhode Island	$13,364,262
13Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	South Carolina — 1.1%
5,000,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 5,418,450
5,000,000(e)	County of Charleston, Series A, 2.00%, 11/1/39	4,038,900
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	1,026,610
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.00%, 10/1/33	5,744,632
	Total South Carolina	$16,228,592
	Tennessee — 0.2%
2,845,000	City of Knoxville TN Electric System Revenue, Series LL, 4.00%, 7/1/41	$ 3,169,842
	Total Tennessee	$3,169,842
	Texas — 10.7%
25,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	$ 32,173,750
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	3,258,864
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,676,600
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,701,122
5,000,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	4,447,450
6,500,000	Central Texas Turnpike System, Series A, 3.00%, 8/15/40	6,215,560
5,000,000	City of Austin TX Airport System Revenue, Series A, 5.00%, 11/15/49	5,665,100
5,360,000	City of Austin TX Water & Wastewater System Revenue, Series C, 5.00%, 11/15/45	6,360,551
10,000,000	City of Houston TX Combined Utility System Revenue, Series C, 2.50%, 11/15/40	8,529,200
1,000,000	City of San Antonio TX Electric & Gas Systems Revenue, Series A, 5.00%, 2/1/32	1,194,230
1,000,000	City of San Antonio TX Electric & Gas Systems Revenue, Series A, 5.00%, 2/1/33	1,189,000
3,790,000(e)	County of Williamson TX, 2.375%, 2/15/37	3,331,410
10,000,000	Dallas Area Rapid Transit, Series B, 3.00%, 12/1/47	9,179,000
80,000(e)	Eagle Mountain & Saginaw Independent School District, 3.00%, 8/15/29 (PSF-GTD Insured)	80,972
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	1,014,150
Pioneer AMT-Free Municipal Fund |  | 3/31/2214

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	$ 505,765
5,000,000(e)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	5,157,200
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, Series B, 4.75%, 7/1/51	1,400,000
4,000,000	North Texas Tollway Authority, Series A, 5.00%, 1/1/30	4,298,480
5,000,000	North Texas Tollway Authority, First Tier, Series A, 3.00%, 1/1/38	4,883,000
5,000,000	North Texas Tollway Authority, First Tier, Series A, 4.00%, 1/2/38	5,306,100
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.00%, 1/1/35	5,356,550
5,000,000(e)	Port Authority of Houston of Harris County Texas, Series A, 3.00%, 10/1/39	5,075,100
10,000,000(e)	Tarrant County College District, 2.00%, 8/15/37	8,313,800
1,980,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,662,091
1,510,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,585,123
1,880,000	Texas Department of Housing & Community Affairs, Series A, 3.80%, 7/1/39 (GNMA/FNMA Insured)	1,891,506
5,000,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	5,365,600
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	5,293,750
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series B, 5.00%, 4/15/49	5,722,900
	Total Texas	$153,833,924
	Utah — 1.8%
1,000,000	City of Salt Lake City UT Airport Revenue, Series B, 5.00%, 7/1/34	$ 1,122,070
1,000,000	Metropolitan Water District of Salt Lake & Sandy, Series A, 5.00%, 7/1/33	1,257,050
1,000,000	Metropolitan Water District of Salt Lake & Sandy, Series A, 5.00%, 7/1/34	1,271,900
6,000,000(e)	State of Utah, 3.00%, 7/1/33	6,173,640
15Pioneer AMT-Free Municipal Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Utah — (continued)
4,000,000(e)	State of Utah, 3.00%, 7/1/34	$ 4,105,760
13,110,000	Utah State University, Series B, 3.00%, 12/1/49	12,425,002
	Total Utah	$26,355,422
	Virginia — 5.0%
3,000,000(e)	City of Alexandria VA, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 2,994,930
2,425,000(e)	City of Lynchburg VA, 2.375%, 8/1/39	2,139,602
2,505,000(e)	City of Lynchburg VA, 2.375%, 8/1/40	2,191,374
1,170,000(e)	City of Manassas, 2.00%, 7/1/31 (ST AID WITHHLDG Insured)	1,091,949
5,000,000(e)	City of Richmond VA, Series A, 3.00%, 7/15/35 (ST AID WITHHLDG Insured)	5,085,150
4,100,000	City of Virginia Beach VA Storm Water Utility Revenue, Series A, 3.00%, 11/15/42	4,209,839
1,500,000(e)	County of Arlington VA, 4.00%, 8/15/35	1,609,140
5,725,000	Loudoun County Economic Development Authority, Series A, 2.125%, 12/1/39	4,782,150
5,000,000	Loudoun County Economic Development Authority, Series A, 3.00%, 12/1/37	4,987,450
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	17,848,397
7,075,000	University of Virginia, Series A, 5.00%, 4/1/42	7,974,515
10,000,000	Virginia College Building Authority, Series A, 4.00%, 2/1/37	11,002,100
5,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.00%, 5/15/37	4,987,850
650,000	Virginia Housing Development Authority, Series E, 2.10%, 7/1/35	576,784
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	876,730
	Total Virginia	$72,357,960
	Washington — 6.4%
26,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 34,062,821
4,715,000	City of Seattle WA Municipal Light & Power Revenue, Series A, 4.00%, 7/1/41	5,150,477
4,300,000	City of Seattle WA Municipal Light & Power Revenue, Series A, 4.00%, 7/1/44	4,670,660
10,250,000	City of Seattle WA Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	10,914,610
Pioneer AMT-Free Municipal Fund |  | 3/31/2216

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Washington — (continued)
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	$ 10,034,100
3,000,000(e)	King County School District No 411 Issaquah, 4.50%, 12/1/30 (SCH BD GTY Insured)	3,152,370
1,500,000(b)	Public Utility District No. 1 of Franklin County, Series A, 5.00%, 9/1/38	1,580,220
4,000,000	Snohomish County Public Utility District No 1, Series A, 5.00%, 12/1/51	4,725,160
10,000,000(e)	State of Washington, Series A, 5.00%, 8/1/40	11,843,700
5,870,000(e)	State of Washington, Series D, 4.00%, 7/1/39	6,515,583
	Total Washington	$92,649,701
	Wisconsin — 0.4%
5,000,000(e)	State of Wisconsin, Series A, 4.00%, 5/1/40	$ 5,379,300
	Total Wisconsin	$5,379,300
	Total Municipal Bonds (Cost $1,458,573,262)	$1,422,371,032

Shares
	Liquidating Trust — Real Estate — 0.0%† of Net Assets#
200(h)	CMS Liquidating Trust	$ 250,000
	Total Liquidating Trust — Real Estate	$250,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.9% (Cost $1,459,213,262)	$1,422,621,032
	OTHER ASSETS AND LIABILITIES — 1.1%	$15,605,365
	net assets — 100.0%	$1,438,226,397

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
17Pioneer AMT-Free Municipal Fund |  | 3/31/22

RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at March 31, 2022.
SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2022, the value of these securities amounted to $10,809,617, or 0.8% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Escrow to maturity.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2022.
(h)	Non-income producing security.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
CMS Liquidating Trust	11/20/2012	$640,000	$250,000
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
Pioneer AMT-Free Municipal Fund |  | 3/31/2218

Schedule of Investments  |  3/31/22
(unaudited) (continued)
The concentration of investments by type of obligation/market sector is as follows:
Revenue Bonds:
Transportation Revenue	21.7%
Education Revenue	16.0
Development Revenue	12.1
Health Revenue	8.9
Water Revenue	4.8
Tobacco Revenue	2.8
General Revenue	0.6
Power Revenue	0.5
Utilities Revenue	0.3
67.7%
General Obligation	32.3%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,422,371,032	$—	$1,422,371,032
Liquidating Trust — Real Estate	—	250,000	—	250,000
Total Investments in Securities	$—	$1,422,621,032	$—	$1,422,621,032
19Pioneer AMT-Free Municipal Fund |  | 3/31/22